Stock-based Compensation - Schedule of stock-based compensation recorded in the Company's statements of operations and comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 19,082	$ 5,550	$ 5,399	$ 19,082	$ 5,550	$ 5,399
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	7,405	3,482	3,270
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	10,104	1,405	1,658
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	1,096	454	289
Truck and freight operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 477	$ 209	$ 182